SHARE BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Activities

	Outstanding Options
		Weighted average	Weighted average	Weighted average	Aggregate
	Number of	exercise price	grant-date	remaining	intrinsic
	options	per option	fair value	contractual terms	value

Outstanding as of January 1, 2015	14,853,764	$1.15	$1.18
Granted	660,000	1.68	1.16
Exercised	(4,453,232)	1.20	1.42
Forfeited	(621,692)	1.38	1.20

Outstanding as of December 31, 2015	10,438,840	$1.14	$1.07	2.16	$17,236

Options vested and expected to vest as of December 31, 2015	10,332,009	$1.14	$1.07	2.15	$17,056

Options exercisable as of December 31, 2015	9,237,208	$1.14	$1.13	1.99	$15,262

Schedule of Stock Option Assumptions

For the years ended December 31,
	2013	2014	2015

Risk-free interest rate of return	0.12%-1.10%	0.10% - 1.07%	0.00%-1.24%
Expected term	0.33-4.42 years	1.00 - 3.32 years	0.04-2.93 Years
Volatility	64.75%-94.43%	63.10% - 67.06%	7.19%-126.63%
Dividend yield	-	-	-